THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 41.9%
	COMMODITY- 1.5%
1,834	SPDR Gold Shares(a),(b)			$ 528,449

	FIXED INCOME - 40.4%
70,290	iShares 0-3 Month Treasury Bond ETF(e)			7,076,095
77,140	SPDR Bloomberg 1-3 Month T-Bill ETF(e)			7,076,052
				14,152,147

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,645,436)			14,680,596

	SHORT-TERM INVESTMENTS — 52.3%
	MONEY MARKET FUNDS - 52.3%
3,741,586	DWS Government Money Market Series Institutional Class, 4.29%(c)			3,741,586
3,741,585	Fidelity Government Portfolio Class I, 4.20%(c)			3,741,585
3,741,585	First American Government Obligations Fund Class Z, 4.21%(c)			3,741,585
3,376,310	First American Government Obligations Fund Class Z, 4.21%(b), (c)			3,376,310
3,741,585	Invesco Treasury Portfolio Institutional Class, 4.23%(c)			3,741,585
	TOTAL MONEY MARKET FUNDS (Cost $18,342,651)			18,342,651

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,342,651)			18,342,651

Units	COLLATERAL FOR SECURITIES LOANED — 27.1%

9,494,884	Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(c),(d)			9,494,884
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $9,494,884)

	TOTAL INVESTMENTS - 121.3% (Cost $42,482,971)			$ 42,518,131
	OTHER ASSETS IN EXCESS OF LIABILITIES- (21.3)%			(7,460,380)
	NET ASSETS - 100.0%			$ 35,057,751

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
111	COMEX Gold 100 Troy Ounces Futures(b)	06/27/2025	$ 35,042,700	$ 1,193,110
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $9,297,058 at March 31, 2025.